Notes Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 8 – Notes Payable

The carrying amount of notes payable as of December 31, 2021 and June 30, 2021 was as follows:

	December 31,	June 30,
	2021	2021

Note payable with the Department of Economic and Community Development in the original amount of $147,372 due in monthly payments of principal and interest totaling $2,132 beginning January 1, 2017 with a final payment due on October 1, 2022. Non-interest bearing. Payments were not made in 2021 or 2020.	$134,153	$134,153

Paycheck Protection Program Loans (PPP Loans). The PPP Loans and accrued interest are forgivable as long as the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries. No collateral or guarantees were provided in connection with the PPP Loans. The unforgiven portion of the PPP Loans are payable over two years at an interest rate of 1.0% per annum, with a deferral of payments for the first sixteen months. Beginning sixteen months from the dates of issuance, the Company is required (if not forgiven) to make monthly payments of principal and interest to the lenders. The Company intends to use all of the proceeds for purposes consistent with the PPP. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness of the loans, it cannot assure you that it will not take actions that could cause the Company to be ineligible for forgiveness of the loans, in whole or in part.	60,401	164,301
	194,554	298,454
Less current portion	134,153	134,153
Notes payable, long term, net of current portion	$60,401	$164,301

In July 2021, Evolve Bank and Trust Company and the Small Business Administration, forgave $103,900 of Paycheck Protection Program Loans (PPP Loans) and related interest.

Note 9 – Notes Payable

The carrying amount of notes payable as of June 30, 2021 and 2020 was as follows

	June 30, 2021	June 30, 2020
Note payable with the Department of Economic and Community Development in the original amount of $147,372 due in monthly payments of principal and interest totaling $2,132 beginning January 1, 2017 with a final payment due on October 1, 2022. Non-interest bearing. Payments were not made in 2021 or 2020.	$134,153	$—

Paycheck Protection Program Loans (PPP Loans). The PPP Loans and accrued interest are forgivable as long as the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries. No collateral or guarantees were provided in connection with the PPP Loans. The unforgiven portion of the PPP Loans are payable over two years at an interest rate of 1.0% per annum, with a deferral of payments for the first sixteen months. Beginning sixteen months from the dates of issuance, the Company is required (if not forgiven) to make monthly payments of principal and interest to the lenders. The Company intends to use all of the proceeds for purposes consistent with the PPP. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness of the loans, it cannot assure you that it will not take actions that could cause the Company to be ineligible for forgiveness of the loans, in whole or in part.	164,301	—
	298,454	—

Less current portion	134,153	—

Notes payable, long term, net of current portion	$164,301	$—